RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6.	RELATED PARTY TRANSACTIONS

In connection with the acquisition of Edge View on July 16, 2014, the Company assumed amounts due from previous owners who are current managers of Edge View. These amounts are due on demand and do not bear interest. The balance of these amounts is $4,979 due from the previous owners as of September 30, 2025 and December 31, 2024.

The Company previously obtained $120,997 in short-term advances from the Chairman of the Board that were non-interest bearing and due on demand. During the nine months ended September 30, 2024, the Company fully repaid the $120,997 owed to the Chairman.

See also Note 8. Convertible Notes Payable and the disclosure regarding Note payable 41.

See also Note 13. Commitments and Contingencies for compensation paid to employees of the Company.